Supplement to the
Fidelity® Macro Opportunities Fund and Fidelity® Risk Parity Fund
April 1, 2023
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Risk Parity Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Christopher Kelliher as of March 31, 2023:
	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7	none	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Risk Parity Fund ($7 (in millions) assets managed).
As of March 31, 2023, the dollar range of shares of Fidelity ®   Risk Parity Fund beneficially owned by Mr. Kelliher was none.

GMO-SSTK-0723-100-1.9910280.100	July 7, 2023

Supplement to the
Fidelity® Macro Opportunities Fund and Fidelity® Risk Parity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Risk Parity Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Christopher Kelliher as of March 31, 2023:
	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7	none	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Risk Parity Fund ($7 (in millions) assets managed).
As of March 31, 2023, the dollar range of shares of Fidelity ®   Risk Parity Fund beneficially owned by Mr. Kelliher was none.

AGMO-SSTK-0723-100-1.9910281.100	July 7, 2023